Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Treasury stock [Member]	Total
Beginning balance, value at Dec. 31, 2024	$ 1,142	$ 3,083,906	$ 2,299	$ (605,572)		$ 2,481,775
Beginning balance, shares at Dec. 31, 2024	117,630,112
Net income	$ 0	0	0	501	0	501
Other comprehensive income / (loss)	0	0	(1,517)	0	0	(1,517)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note12)	$ 12	6,419	0	0	0	6,431
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 12), shares	1,240,267
Dividends declared ($0.14 and $0.87 per share for 2025 and 2026, respectively) (Note 10)	$ 0	0	0	(16,081)	0	(16,081)
Repurchase and cancellation of common shares (Note 10)	$ (42)	(67,650)	0	0	0	(67,692)
Repurchase and cancellation of common shares (Note 10), shares	(4,215,068)
Repurchase of treasury stock	$ 0	0	0	0	(1,197)	(1,197)
Sale of subsidiaries Cyprus & Germany	34	(28)	0	(5)	0	1
Ending balance, value at Jun. 30, 2025	$ 1,146	3,022,647	782	(621,157)	(1,197)	2,402,221
Ending balance, shares at Jun. 30, 2025	114,655,311
Beginning balance, value at Dec. 31, 2025	$ 1,134	3,003,587	321	(555,779)		2,449,263
Beginning balance, shares at Dec. 31, 2025	113,424,507
Net income	$ 0	0	0	203,481	0	203,481
Other comprehensive income / (loss)	0	0	(260)	0	0	(260)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note12)	$ 5	5,897	0	0	0	5,902
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 12), shares	455,130
Dividends declared ($0.14 and $0.87 per share for 2025 and 2026, respectively) (Note 10)	$ 0	0	0	(97,580)	0	(97,580)
Repurchase and cancellation of common shares (Note 10)	$ (19)	(37,868)	0	0	0	(37,887)
Repurchase and cancellation of common shares (Note 10), shares	(1,894,357)
Repurchase of treasury stock	$ 0	0	0	0	(8,439)	(8,439)
Ending balance, value at Jun. 30, 2026	$ 1,120	$ 2,971,616	$ 61	$ (449,878)	$ (8,439)	$ 2,514,480
Ending balance, shares at Jun. 30, 2026	111,985,280